Equity Method Investments	12 Months Ended
Dec. 31, 2020
Equity Method Investments
Equity Method Investments

Note 13. Equity Method Investments

Associates consisted of the following:

			December 31, 2019		December 31, 2020
		Place of
Name of	Principal	Incorporation	Carrying	Holding	Carrying	Holding
Associate	Activities	and Operation	amount	%	amount	%
			(in thousands)		(in thousands)
Ganzin Technology Corp.	Eye tracking chip and module	Taipei, Taiwan	$1,156	49.35	$577	45.64
Iris Optronics Co., Ltd.	E-paper manufacturing and sales	Tainan, Taiwan	41	1.25	61	1.25
Viewsil Microelectronics (Kunshan) Limited	IC design and sales	Kunshan, China	2,549	49.00	2,621	49.00
Guangzhou Pixtalks Information Technology Co., Ltd.	3D structured light module	Guangzhou, China	-	-	724	25.00
			$3,746		$3,983

Guangzhou Pixtalks Information Technology Co., Ltd. was purchased with original investment amount of $758 thousand in November 2020.

There is no individually significant associate for the Company. The following table summarized the amount recognized by the Company at its share of those associates:

	For the year ended
	December 31,
	2018	2019	2020
	(in thousands)

The Company’s share of losses of associates	$(1,095)	(477)	(638)
The Company’s share of other comprehensive income of associates	$(68)	26	58
The Company’s share of total comprehensive income of associates	$(1,163)	(451)	(580)

As of December 31, 2019 and 2020, none of the Company’s equity method investments was pledged as collateral.